SUBSEQUENT EVENTS (Details) CAD in Thousands, € in Millions			1 Months Ended	12 Months Ended
	Mar. 01, 2018 CAD shares	Feb. 01, 2018 CAD	Jan. 31, 2018 CAD	Dec. 31, 2017 CAD property shares	Dec. 31, 2016 CAD shares	Feb. 28, 2018 CAD	Feb. 02, 2018 EUR (€)	Feb. 02, 2018 CAD
SUBSEQUENT EVENTS
Number of investment properties | property				10
Amount of credit facility				CAD 650,000	CAD 650,000
Units repurchased for total consideration				12,046	1
Stapled Unitholders' Equity
SUBSEQUENT EVENTS
Units repurchased for total consideration				CAD 12,046	CAD 1
Stapled Units
SUBSEQUENT EVENTS
Units repurchased (in units) | shares				242,000	20
Units repurchased for total consideration				CAD 10,895	CAD 1
SUBSEQUENT EVENT
SUBSEQUENT EVENTS
Gross proceeds from assets held for sale			CAD 391,400
Tenant allowance paid							€ 6.0	CAD 9,000
SUBSEQUENT EVENT | Stapled Unitholders' Equity
SUBSEQUENT EVENTS
Declared distributions			CAD 10,600			CAD 10,500
SUBSEQUENT EVENT | Stapled Units
SUBSEQUENT EVENTS
Units repurchased (in units) | shares	891,440
Units repurchased for total consideration	CAD 43,900
SUBSEQUENT EVENT | Credit Facility
SUBSEQUENT EVENTS
Term of credit facility (in years)		5 years
Amount of credit facility		CAD 500,000